Employee benefits (Details 9) ₨ in Thousands	Mar. 31, 2025 INR (₨)
Discount rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	₨ 426,387
Present Value of Defined Benefit Obligation, Decrease by 100 bps	467,022
Salary escalation rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	463,976
Present Value of Defined Benefit Obligation, Decrease by 100 bps	₨ 428,561